Related Party Transactions (Details) - Company's directors and executive team - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 10.1	$ 9.9
Share-based payments	32.9	18.5
Amounts payable, related party transactions	$ 43.0	$ 28.4